Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Entity Registrant Name	KEWAUNEE SCIENTIFIC CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000055529
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Incorporation State Country Code	DE
Entity File Number	0-5286
Entity Tax Identification Number	38-0715562
Entity Address, Address Line One	2700 West Front Street
Entity Address, City or Town	Statesville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28677
City Area Code	704
Local Phone Number	873-7202
Security 12b Title	Common Stock, $2.50 par value
Trading Symbol	KEQU
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false